INCOME TAX	12 Months Ended
Sep. 30, 2018
INCOME TAX
19.	INCOME TAX

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

The United States

DL Education Service, LLC was established in the United States and remained inactive and later deregistered in the year 2017. There is no income that is subject to the U.S. federal income taxes and state income taxes.

Hong Kong

CDEL Hong Kong, Pencil and China Healthcare Education have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

Since 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion and Champion Technology renewed the HNTE qualification every 3 years, and therefore, were continually entitled to the preferential income tax rate of 15% through 2019. As a result, the Group applied 15% to determine the tax liabilities for these two entities.

Since 2012, Zhengbao Yucai obtained HNTE qualification and was entitled to preferential income tax rate of 15%. In September 2018, Zhengbao Yucai renewed the HNTE qualification, and entitled to the preferential income tax rate in years 2018 through 2020.

NetinNet renewed its HNTE Status in September 2017 and therefore entitled to the preferential income tax rate of 15% in years 2017 through 2019.

Nanjing Training School, Chuang Qingchun, Tianjin JinMaLan, Anqing JinMaLan and Huzheng Education were qualified as “small-scaled minimal profit enterprise” under the EIT Law and were entitled to preferential income tax rate of 20% in year 2018.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to potential withholding tax were US$2,801 and US$3,011 as of September 30, 2017 and 2018, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. The related income tax expenses were US$481, US$591 and US$210 for the years ended September 30, 2016, 2017 and 2018, respectively.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2012 to 2017 remain subject to examination by the tax authorities and US$299 was reversed for the unpaid tax liability that was accrued before the 2012 tax year.

Income before income taxes consisted of:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Non - PRC	(1,929)	(4,204)	(656)
PRC	34,581	25,245	15,438

	32,652	21,041	14,782

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Current tax expense	5,799	5,344	5,717
Deferred tax expense (benefit)	351	(724)	(3,410)

	6,150	4,620	2,307

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Income before taxes	32,652	21,041	14,782

Income tax expense computed at applicable tax rates of 25%	8,162	5,260	3,696
Effect of different tax rates in different jurisdictions	413	988	770
Non-deductible expenses	670	933	152
Effect of tax holidays	(3,464)	(2,812)	(2,610)
Effect of valuation allowances	164	116	285
Withholding tax on undistributed earnings	574	572	313
Income tax reversal	(369)	(437)	(299)

	6,150	4,620	2,307

Effective income tax rate	18.83%	21.96%	15.61%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
The aggregate amount of tax holidays	3,464	2,812	2,610

The aggregate effect on basic and diluted net income per share:
- Basic	0.03	0.02	0.02

- Diluted	0.03	0.02	0.02

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of September 30,
	2017	2018
	US$	US$
Current deferred tax assets
Advertisement expenses	137	—
Impairment loss from a long-term investment	170
Accrued expenses	877	—
Allowance for doubtful accounts	465	—
Net operating loss carry-forwards	215	—

Total current deferred tax assets	1,864	—
Less: valuation allowance	(210)	—

Current deferred tax assets, net	1,654	—

Non-current deferred tax assets
Accrued expenses	—	1,217
Allowance for doubtful accounts	—	598
Impairment loss from long-term investments	—	867
Change in fair value of contingent consideration payable	—	435
Intangible assets	1	—
Property, plant and equipment	119	111
Net operating loss carry-forwards	1,513	3,364

Total non-current deferred tax assets	1,633	6,592
Less: valuation allowance	(414)	(881)

Non-current deferred tax assets, net	1,219	5,711

Non-current deferred tax liabilities
Intangible assets	1,491	9,236
Withholding tax on undistributed earnings	2,801	3,011
Unrealized gain on available-for-sale investments	26	446

Total non-current deferred tax liabilities	4,318	12,693

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group’s assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$163, US$163 and US$158 as of September 30, 2016, 2017 and 2018, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2016	163
Foreign currency adjustment	—

Balance - September 30, 2017	163
Foreign currency adjustment	(5)

Balance - September 30, 2018	158

The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2018.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.